GOVERNMENTAL SUBSIDY INCOME	12 Months Ended
Dec. 31, 2011
Governmental Subsidy Income [Abstract]
Governmental Subsidy Income [Text Block]

16.         GOVERNMENTAL SUBSIDY INCOME

Governmental subsidy income consists of the followings:

	December 31,	December 31,	December 31,
Name of Governmental Subsidy	2011	2010	2009
Income tax refund subsidy	$-	$1,142,222	$776,643
Land use right subsidy	8,047	7,738	7,622
Building subsidy	44,832	43,109	42,464
Sewage subsidy	41,010	39,435	16,185
Financial support grants	-	476,194	20,522
	$93,889	$1,708,698	$863,436